Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
Employee-related liabilities	$4,579	$3,822
Outsourced foundry services	375	4,113
Goods and services received not invoiced	2,989	1,974
Accrued income taxes	1,882	1,019
Accrued manufacturing expenses	3,102	299
Other accrued liabilities	5,387	4,294

Total accrued liabilities	$18,314	$15,521

Accrued liabilities consisted of the following (in thousands):

	December 31,
	2015	2014
Employee-related liabilities	$3,822	$2,060
Outsourced foundry services	4,113	3,942
Goods and services received not invoiced	1,974	728
Accrued income taxes	1,019	129
Other accrued liabilities	4,593	1,941

Total accrued liabilities	$15,521	$8,800